Provision for Major Overhauls - Details of Provision for Major Overhauls in Respect of Aircraft Held under Operating Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Beginning balance	¥ 3,370	¥ 2,857
Additional provision	943	1,063
Utilization	(661)	(550)
Ending balance	3,652	3,370
Less: current portion	(821)	(562)
Total	¥ 2,831	¥ 2,808	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).